United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated International Bond Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Foreign Currency Par Amount, Shares or Contracts			Value in U.S. Dollars
		BONDS—89.5%
		AUSTRALIAN DOLLAR—2.5%
		Sovereign—2.5%
$300,000		Australia, Government of, 2.75%, 4/21/2024	$241,703
640,000		Australia, Government of, Series 21, 5.50%, 6/21/2021	561,219
		TOTAL	802,922
		TOTAL AUSTRALIAN DOLLAR	802,922
		BRITISH POUND—12.5%
		Insurance—3.1%
700,000		MetLife Global Funding I, Series EMTN, 2.875%, 1/11/2023	1,004,891
		Sovereign—9.4%
580,000		United Kingdom, Government of, 3.25%, 1/22/2044	1,107,631
250,000		United Kingdom, Government of, 4.25%, 12/7/2027	452,444
400,000		United Kingdom, Government of, 4.25%, 3/7/2036	809,686
380,000		United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	735,120
		TOTAL	3,104,881
		TOTAL BRITISH POUND	4,109,772
		CANADIAN DOLLAR—1.9%
		Sovereign—1.9%
300,000		Canada, Government of, 5.75%, 6/1/2029	350,877
370,000		Canada, Government of, Unsecd. Note, 0.75%, 3/1/2021	283,758
		TOTAL	634,635
		TOTAL CANADIAN DOLLAR	634,635
		DANISH KRONE—0.2%
		Mortgage Banks—0.2%
326,774		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	55,100
		EURO—34.0%
		Consumer Products—1.6%
400,000		Philip Morris International, Inc., Sr. Unsecd. Note, Series EMTN, 2.875%, 3/3/2026	534,598
		Sovereign—32.4%
340,000	[1,2]	Belgium, Government of, 0.80%, 6/22/2025	405,420
500,000		Belgium, Government of, 2.25%, 6/22/2023	655,221
630,000		France, Government of, 0.50%, 5/25/2025	731,861
150,000		France, Government of, 4.25%, 10/25/2023	221,378
300,000		France, Government of, 4.50%, 4/25/2041	605,626
300,000		Germany, Government of, 1.75%, 2/15/2024	389,081
400,000		Germany, Government of, 4.75%, 7/4/2034	805,901
300,000		Germany, Government of, Unsecd. Note, 1.50%, 2/15/2023	377,284
1,050,000		Italy, Government of, 2.15%, 12/15/2021	1,281,978
750,000		Italy, Government of, 4.50%, 5/1/2023	1,049,767
800,000		Italy, Government of, 4.50%, 3/1/2024	1,133,296
200,000		Italy, Government of, 4.50%, 3/1/2026	291,922
900,000	[1,2]	Netherlands, Government of, 1.75%, 7/15/2023	1,149,192
420,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	507,748
100,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	128,722

Foreign Currency Par Amount, Shares or Contracts			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—continued
200,000	[1,2]	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	$255,661
$550,000	[1,2]	Spain, Government of, Unsecd. Note, 1.60%, 4/30/2025	651,578
		TOTAL	10,641,636
		TOTAL EURO	11,176,234
		JAPANESE YEN—37.9%
		Banking—11.4%
110,000,000		Asian Development Bank, 2.35%, 6/21/2027	1,342,824
100,000,000		Deutsche Bank AG London, Series 7, 0.35%, 11/14/2017	959,706
65,000,000		European Investment Bank, Sr. Unsecd. Note, 2.15%, 1/18/2027	773,919
70,000,000		Rabobank Nederland NV, Utrecht, Series EMTN, 1.85%, 4/12/2017	683,799
		TOTAL	3,760,248
		Finance—2.9%
97,000,000		General Electric Capital Corp., Series MTN, 2.00%, 2/22/2017	946,005
		Sovereign—23.6%
30,000,000		Italy, Government of, Sr. Unsecd. Note, 3.70%, 11/14/2016	292,012
110,000,000		Japan, Government of, 1.30%, 3/20/2021	1,134,404
70,000,000		Japan, Government of, 1.90%, 12/20/2023	779,570
100,000,000		Japan, Government of, Sr. Unsecd. Note, 0.60%, 12/20/2023	1,021,572
145,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	1,660,510
119,500,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	1,549,602
110,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	1,320,489
		TOTAL	7,758,159
		TOTAL JAPANESE YEN	12,464,412
		SWEDISH KRONA—0.5%
		Sovereign—0.5%
1,350,000		Sweden, Government of, 1.00%, 11/12/2026	171,896
		TOTAL BONDS (IDENTIFIED COST $28,161,681)	29,414,971
		PURCHASED PUT OPTION—0.0%
1,300,000		Citibank, USD PUT/MXN CALL, Strike Price $18, Expiration Date 11/22/2016 (IDENTIFIED COST $16,911)	10,163
		INVESTMENT COMPANIES—1.9%[3]
35,550		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[4]	35,550
62,825		Federated Project and Trade Finance Core Fund	585,529
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $662,683)	621,079
		TOTAL INVESTMENTS (IDENTIFIED COST $28,841,275)[5]	30,046,213
		OTHER ASSETS AND LIABILITIES - NET—8.6%[6]	2,814,389
		TOTAL NET ASSETS—100%	$32,860,602
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]Euro-Bund Futures, Short Futures	5	$931,841	September 2016	$(1,678)
The average notional value of long and short futures contracts held by the Fund throughout the period was $865,105 and $637,619, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $4,923. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/9/2016	Credit Agricole	2,174,800 EUR	$2,427,812	$(950)
9/12/2016	Bank of America	$1,300,000	11,184,290 NOK	$(42,244)
9/12/2016	Barclays	900,000 NZD	$655,929	$(3,224)
9/12/2016	JPMorgan	432,000 AUD	2,751,089 NOK	$(5,592)
9/12/2016	JPMorgan	450,000 AUD	452,048 CAD	$(6,634)
9/12/2016	JPMorgan	450,000 AUD	452,048 CAD	$(6,634)
9/12/2016	JPMorgan	468,000 AUD	2,952,689 NOK	$(2,739)
9/12/2016	JPMorgan	900,000 AUD	5,765,419 NOK	$(15,729)
9/12/2016	JPMorgan	225,000 NZD	1,329,689 NOK	$3,598
9/12/2016	JPMorgan	445,000 NZD	2,666,942 NOK	$2,663
9/12/2016	JPMorgan	900,000 NZD	$650,455	$2,250
9/12/2016	JPMorgan	$485,714	632,342 CAD	$3,495
9/12/2016	JPMorgan	$550,000	10,026,525 MXN	$17,478
9/12/2016	JPMorgan	$550,000	10,016,380 MXN	$18,017
9/12/2016	JPMorgan	$650,000	68,000,653 JPY	$(7,606)
9/12/2016	JPMorgan	$650,000	5,355,859 NOK	$7,235
9/12/2016	JPMorgan	$650,000	5,422,128 SEK	$16,232
9/12/2016	JPMorgan	$1,000,000	102,087,420 JPY	$12,755
9/12/2016	JPMorgan	$1,300,000	130,677,235 JPY	$36,275
9/12/2016	JPMorgan	$1,700,000	2,213,196 CAD	$12,233
9/12/2016	Morgan Stanley	10,500,000 NOK	128,661,750 JPY	$15,887
9/12/2016	Morgan Stanley	$1,137,500	120,472,625 JPY	$(27,540)
9/13/2016	JPMorgan	$1,000,000	1,344,273 SGD	$13,376
9/19/2016	Barclays	1,500,000 EUR	14,268,150 SEK	$6,269
9/19/2016	Citibank	500,000 GBP	$732,735	$(75,840)
9/19/2016	JPMorgan	300,000 EUR	2,846,607 SEK	$2,075
9/19/2016	JPMorgan	400,000 EUR	$441,670	$4,892
9/19/2016	JPMorgan	988,372 EUR	$1,091,417	$12,006
9/19/2016	JPMorgan	1,443,000 EUR	$1,641,636	$(30,666)
9/19/2016	JPMorgan	2,000,000 EUR	$2,253,687	$(20,879)
9/19/2016	JPMorgan	45,462 GBP	$66,306	$(6,579)
9/19/2016	JPMorgan	45,934 GBP	$66,995	$(6,647)
9/19/2016	JPMorgan	63,877 GBP	$93,164	$(9,244)
9/19/2016	JPMorgan	86,126 GBP	$125,615	$(12,463)
9/19/2016	JPMorgan	89,652 GBP	$130,757	$(12,973)
9/19/2016	JPMorgan	156,890 GBP	$228,825	$(22,704)
9/19/2016	JPMorgan	200,000 GBP	$263,930	$(1,172)
9/19/2016	JPMorgan	262,059 GBP	$382,213	$(37,922)
9/19/2016	JPMorgan	650,000 GBP	$852,386	$1,578
9/19/2016	JPMorgan	700,000 GBP	$1,018,733	$(99,080)
9/19/2016	Morgan Stanley	870,000 EUR	8,272,134 SEK	$4,033
9/19/2016	Morgan Stanley	$1,600,000	13,271,440 SEK	$48,206
9/20/2016	Barclays	1,400,000 EUR	168,974,400 JPY	$(71,662)
9/20/2016	Citibank	$1,060,000	112,310,328 JPY	$(26,516)
9/20/2016	JPMorgan	260,000 GBP	34,952,135 JPY	$3,459
9/20/2016	JPMorgan	43,442,000 JPY	$399,757	$20,511
9/20/2016	JPMorgan	$330,000	35,183,550 JPY	$(10,374)
9/20/2016	JPMorgan	$350,000	35,239,330 JPY	$9,087

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/20/2016	JPMorgan	$350,000	35,587,905 JPY	$5,714
9/20/2016	JPMorgan	$500,000	53,027,720 JPY	$(13,002)
9/20/2016	JPMorgan	$1,400,000	153,043,716 JPY	$(80,580)
9/26/2016	JPMorgan	$849,048	758,794 EUR	$1,660
Contracts Sold:
9/1/2016	BNY Mellon	2,174,800 EUR	$2,427,077	$1,198
9/12/2016	Bank of America	$1,300,000	11,132,875 NOK	$36,073
9/12/2016	Barclays	1,800,000 NZD	$1,300,806	$(4,604)
9/12/2016	JPMorgan	1,800,000 AUD	11,534,304 NOK	$31,874
9/12/2016	JPMorgan	450,000 AUD	446,234 CAD	$2,201
9/12/2016	JPMorgan	450,000 AUD	446,705 CAD	$2,560
9/12/2016	JPMorgan	670,000 NZD	631,567 CAD	$(4,274)
9/12/2016	JPMorgan	670,000 NZD	4,005,722 NOK	$(5,170)
9/12/2016	JPMorgan	$1,700,000	2,215,845 CAD	$(10,213)
9/12/2016	JPMorgan	$1,300,000	129,605,138 JPY	$(46,643)
9/12/2016	JPMorgan	$700,000	71,156,155 JPY	$(11,879)
9/12/2016	JPMorgan	$650,000	5,330,500 NOK	$(10,279)
9/12/2016	JPMorgan	$650,000	5,465,403 SEK	$(11,174)
9/12/2016	JPMorgan	$550,000	10,091,117 MXN	$(14,047)
9/12/2016	JPMorgan	$550,000	10,048,602 MXN	$(16,305)
9/12/2016	JPMorgan	$485,714	633,748 CAD	$(2,422)
9/12/2016	JPMorgan	$300,000	30,698,202 JPY	$(3,131)
9/12/2016	Morgan Stanley	10,500,000 NOK	127,955,100 JPY	$(22,721)
9/12/2016	Morgan Stanley	$588,073	62,081,036 JPY	$12,287
9/13/2016	JPMorgan	$500,000	670,900 SGD	$(7,595)
9/13/2016	JPMorgan	$300,000	403,191 SGD	$(4,079)
9/13/2016	JPMorgan	$200,000	269,474 SGD	$(2,220)
9/19/2016	Barclays	1,500,000 EUR	14,185,755 SEK	$(15,904)
9/19/2016	Citibank	1,000,000 EUR	$1,132,262	$15,858
9/19/2016	Citibank	1,200,000 GBP	$1,763,558	$187,010
9/19/2016	Citibank	$1,000,000	8,261,130 SEK	$(34,048)
9/19/2016	Citibank	$600,000	4,997,055 SEK	$(15,708)
9/19/2016	JPMorgan	2,000,000 EUR	$2,278,124	$45,316
9/19/2016	JPMorgan	1,700,000 EUR	15,838,549 SEK	$(45,928)
9/19/2016	JPMorgan	1,500,000 EUR	14,255,826 SEK	$(7,710)
9/19/2016	JPMorgan	365,000 EUR	3,387,257 SEK	$(11,425)
9/19/2016	JPMorgan	750,000 GBP	$1,104,194	$118,851
9/19/2016	JPMorgan	650,000 GBP	$850,953	$(3,011)
9/19/2016	JPMorgan	200,000 GBP	$292,037	$29,279
9/19/2016	JPMorgan	700,000 NZD	657,668 CAD	$(5,956)
9/20/2016	JPMorgan	988,372 EUR	115,352,007 JPY	$12,470
9/20/2016	JPMorgan	400,000 EUR	47,136,156 JPY	$9,425
9/20/2016	JPMorgan	11,628 EUR	1,356,569 JPY	$142
9/20/2016	JPMorgan	260,000 GBP	40,833,369 JPY	$53,437
9/20/2016	JPMorgan	$1,400,000	153,492,234 JPY	$84,919
9/20/2016	JPMorgan	$350,000	35,688,544 JPY	$(4,741)
9/20/2016	JPMorgan	$350,000	35,411,736 JPY	$(7,419)
9/20/2016	JPMorgan	$330,000	36,007,818 JPY	$18,348
9/26/2016	JPMorgan	$760,479	681,150 EUR	$199
11/2/2016	BNP Paribas	450,000 SGD	2,839,050 NOK	$10,518
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(32,852)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $765,551 and $795,534, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $3,098,321, which represented 9.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2016, these liquid restricted securities amounted to $3,098,321, which represented 9.4% of total net assets.
3	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended August 31, 2016, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	1,224,039	111,247	1,335,286
Purchases/Additions	19,200,784	2,380	19,203,164
Sales/Reductions	(20,389,273)	(50,802)	(20,440,075)
Balance of Shares Held 8/31/2016	35,550	62,825	98,375
Value	$35,550	$585,529	$621,079
Dividend Income	$2,867	$22,205	$25,072
4	7-day net yield.
5	At August 31, 2016, the cost of investments for federal tax purposes was $29,103,906. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $942,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,562,157 and net unrealized depreciation from investments for those securities having an excess of cost over value of $619,850.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$29,414,971	$—	$29,414,971
Purchased Put Option	—	10,163	—	10,163
Investment Companies[1]	35,550	—	—	621,079
TOTAL SECURITIES	$35,550	$29,425,134	$—	$30,046,213
Other Financial Instruments:[2]
Assets	$1,198	$951,751	$—	$952,949
Liabilities	(1,678)	(985,801)	—	(987,479)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(480)	$(34,050)	$—	$(34,530)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $585,529 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016